Provisions - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2025 JPY (¥)
Disclosure of other provisions [line items]
Expected reimbursement, other provisions	¥ 161,057
Top of range [member] | Warranty provision [member]
Disclosure of other provisions [line items]
Increase in existing provisions, other provisions	¥ 127,554